Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,669,337.31

Principal:
Principal Collections	$16,369,358.72
Prepayments in Full	$8,214,838.74
Liquidation Proceeds	$221,203.97
Recoveries	$75,706.81
Sub Total	$24,881,108.24
Collections	$26,550,445.55

Purchase Amounts:
Purchase Amounts Related to Principal	$713,181.95
Purchase Amounts Related to Interest	$3,437.58
Sub Total	$716,619.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,267,065.08

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,267,065.08
Servicing Fee	$372,682.67	$372,682.67	$0.00	$0.00	$26,894,382.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,894,382.41
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,894,382.41
Interest - Class A-3 Notes	$90,955.73	$90,955.73	$0.00	$0.00	$26,803,426.68
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$26,715,703.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,715,703.76
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$26,665,591.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,665,591.68
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$26,621,130.60
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,621,130.60
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$26,557,201.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,557,201.35
Regular Principal Payment	$24,829,161.25	$24,829,161.25	$0.00	$0.00	$1,728,040.10
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,728,040.10
Residuel Released to Depositor	$0.00	$1,728,040.10	$0.00	$0.00	$0.00
Total		$27,267,065.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,829,161.25
Total					$24,829,161.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,829,161.25	$49.46	$90,955.73	$0.18	$24,920,116.98	$49.64
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$24,829,161.25	$15.42	$337,181.06	$0.21	$25,166,342.31	$15.63

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$188,184,269.64	0.3748691	$163,355,108.39	0.3254086
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$431,924,269.64	0.2682693	$407,095,108.39	0.2528478

Pool Information
Weighted Average APR	4.384%	4.388%
Weighted Average Remaining Term	31.96	31.19
Number of Receivables Outstanding	35,002	34,015
Pool Balance	$447,219,209.02	$421,392,224.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$431,924,269.64	$407,095,108.39
Pool Factor	0.2727388	0.2569881

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$14,297,116.11
Targeted Overcollateralization Amount	$14,297,116.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,297,116.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	30

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		105	$308,401.14
(Recoveries)		156	$75,706.81
Net Losses for Current Collection Period			$232,694.33
Cumulative Net Losses Last Collection Period			$9,083,365.64
Cumulative Net Losses for all Collection Periods			$9,316,059.97

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.62%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.66%	716	$11,211,486.60
61-90 Days Delinquent	0.27%	62	$1,133,675.81
91-120 Days Delinquent	0.12%	25	$508,329.50
Over 120 Days Delinquent	0.25%	57	$1,055,095.82
Total Delinquent Receivables	3.30%	860	$13,908,587.73

Repossession Inventory:
Repossessed in the Current Collection Period		34	$679,536.76
Total Repossessed Inventory		49	$980,847.26

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.9068%
Preceding Collection Period			0.1627%
Current Collection Period			0.6429%
Three Month Average			0.5708%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3991%
Preceding Collection Period			0.4314%
Current Collection Period			0.4233%
Three Month Average			0.4179%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer